Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Operating Activities:
Net earnings attributable to common shareowners	$ 490.3	$ 883.8	$ 674.6
Adjustments to reconcile net earnings to cash provided by operating activities:
Depreciation and amortization of property, plant and equipment	238.0	237.9	228.5
Amortization of intangibles	203.3	207.4	181.6
Inventory step-up amortization	15.4	6.3	0.8
Pretax (gain) loss on sales of businesses	(14.0)	(384.7)	16.2
Loss on debt extinguishment	20.6	45.5	0
Asset impairments	40.9	10.8	0.6
Stock-based compensation expense	66.4	89.7	68.9
Provision for doubtful accounts	13.7	11.3	15.9
Income tax settlements	0.9	(49.0)	(73.4)
Deferred tax benefit	(135.7)	(50.4)	(8.7)
Debt-fair value amortization	(5.1)	(18.3)	(34.1)
Other non-cash items	2.8	(28.5)	(12.2)
Changes in operating assets and liabilities:
Accounts receivable	11.3	(55.2)	10.1
Inventories	(101.9)	11.4	(90.2)
Accounts payable	105.0	109.1	214.2
Deferred revenue	(1.1)	(17.6)	(6.0)
Accrued expenses	(156.0)	24.2	2.2
Other current assets	13.5	(151.7)	28.4
Long-term receivables	(11.8)	(15.2)	(21.1)
Defined benefit liabilities	(110.2)	(107.0)	(130.5)
Other long-term liabilities	152.6	351.9	(110.8)
Other long-term assets	29.1	(145.5)	43.9
Net cash provided by operating activities	868.0	966.2	998.9
Investing Activities:
Capital expenditures	(365.6)	(386.0)	(302.1)
Proceeds from sales of assets	4.0	9.6	29.4
Business acquisitions, net of cash acquired	(933.9)	(707.3)	(1,179.6)
Proceeds from sales of businesses, net of cash sold	93.5	1,260.6	27.1
Undesignated interest rate swap terminations	0	0	(3.1)
Proceeds (payments) for net investment hedge settlements	3.6	5.8	(36.0)
Net cash (used in) provided by investing activities	(1,198.4)	182.7	(1,464.3)
Financing Activities:
Payments on long-term debt	(302.2)	(1,422.3)	(403.2)
Proceeds from debt issuance	726.7	1,523.5	421.0
Proceeds from (Repayments of) Short-term Debt	388.7
Net short-term borrowings (repayments)		(19.0)	(199.4)
Stock purchase contract fees	(3.2)	(3.2)	(3.2)
Purchase of common stock for treasury	(39.2)	(1,073.9)	(11.1)
Forward stock purchase contract	18.8	0	0
Payment on forward share purchase contract	(350.0)	0	0
Net premium paid on equity option	(83.2)	(29.5)	(19.6)
Premium paid on debt extinguishment	(42.8)	(91.0)	0
Termination of interest rate swaps	0	(102.6)	0
Termination of forward starting interest rate swaps	0	(58.2)	0
Proceeds from issuances of common stock	154.6	126.4	119.6
Cash dividends on common stock	(312.7)	(304.0)	(275.9)
Net cash provided by (used in) financing activities	155.5	(1,337.4)	(371.8)
Effect of exchange rate changes on cash	(44.9)	(2.4)	1.3
Decrease in cash and cash equivalents	(219.8)	(190.9)	(835.9)
Cash and cash equivalents, beginning of year	716.0	906.9	1,742.8
Cash and cash equivalents, end of year	$ 496.2	$ 716.0	$ 906.9